Other Financial Instruments and Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013
Other Financial Instruments and Fair Value Measurements (Textual) [Abstract]
Company's Municipal bond mature in 2014	$ 1.0
Company's Municipal bond mature in 2015	2.2
Company's Municipal bond mature in 2016	0.6
Company's Municipal bond mature in 2017	1.8
Company's Municipal bond mature in 2018 and beyond	$ 21.0